Financial instruments (Details 9) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	$ 69,130	[1]	$ 77,816	[3]
Fair Value		69,006		76,406
Due within 1 year [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		7,978		3,988
Fair Value		7,978		4,025
After 1 year but within 5 years [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		61,152		68,537
Fair Value		61,028		67,358
After 5 years but within 10 years [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		0		5,291
Fair Value		$ 0		$ 5,023

[1]	Amounts do not include allowance for expected credit losses of US196.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.
[3]	Amounts do not include allowance for expected credit losses of US$602.